Advances from customers and deferred revenue (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Advances From Customers And Deferred Revenue [Abstract]
Deferred revenue, current	¥ 421,062		¥ 438,309
Advances from customers	24,558		21,200
Total current advances from customers and deferred revenue	445,620	$ 64,609	459,509
Deferred revenue, non-current	73,354		118,975
Total non-current deferred revenue	¥ 73,354	$ 10,635	¥ 118,975